Leases - Lease liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Lease Liabilities [Line Items]
Current portion of lease liability	$ 59,103	$ 68,304
Long-term lease liability	270,594	215,353
Lease liabilities	329,697	283,657
Aircraft
Disclosure Of Lease Liabilities [Line Items]
Current portion of lease liability	54,134	62,234
Long-term lease liability	239,193	196,873
Real estate
Disclosure Of Lease Liabilities [Line Items]
Current portion of lease liability	4,969	6,070
Long-term lease liability	$ 31,401	$ 18,480